Borrowings - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Securities sold under customer repurchase agreements	$ 485	$ 436
Asset Pledged as Collateral | Securities Assets
Debt Instrument [Line Items]
Securities sold under customer repurchase agreements	$ 502	$ 496